Payables to non-controlling interests	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
(12)	Payables to non-controlling interests

In November 2012, a third party (“Party A”) contributed RMB 100,000 to Hainan Yingli to acquire 5.825% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years. The contribution made by Party A was recorded as a liability. In November 2017, Yingli China failed to repurchase the equity interest from the investor. As a result, as of December 31, 2017, the RMB 100,000 payment obligation together with interest payables accrued of RMB 25,438 (US$ 3,910) was recorded under "Payables to non-controlling interest holders" in the Consolidated Balance Sheets. The Company is still in negotiation with the third Party about the extension of the payment schedule under the relevant agreements.

In August 2013, another third party (“Party B”) contributed RMB 100,000 to Hainan Yingli to acquire 5.50% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years. The contribution made by Party B was recorded as a liability. In August 2015, Yingli China failed to repurchase the equity interest from the investor. As of December 31, 2017, Yingli China still didn’t pay the RMB 100,000, the RMB 100,000 payment obligation together with interest payables accrued of RMB 33,572 (US$ 5,160) were recorded under “Payables to non-controlling interest holders” in the Consolidated Balance Sheets. The Company is still in negotiation with Party B about the extension of the payment schedule under the relevant agreements.

In November 2015, Party B contributed a land use right with fair value of RMB 728,116 to Hainan Yingli to acquire 21.84% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 728,116 plus benchmark interest rate within 2 months to 10 years, among which, RMB 23,000 would be paid within two months, RMB 82,000 would be paid within 3 year, and the remaining of 623,116 would be paid within 10 years. Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest have been recorded as liabilities. This land use right was subsequently disposed by Hainan Yingli in December 2015(refer to note 6). As in substance the whole arrangement is financing, proceeds received from the disposal were presented as financing activities.

In January 2016, Yingli China failed to repurchase the first instalment of RMB 23,000 with related interest. The principal of RMB 23,000 was then paid in June 2016. The related accrued interest and penalty of RMB 1,469 (US$ 226) was recorded in “Payables to non-controlling interest holders” in the Consolidated Balance Sheets as of December 31, 2017.

As of December 31, 2017, the total repurchase obligation to Party B together with interest and penalty accured recorded under current and non-current payables was RMB 225,166 (US$34,607) and RMB 684,820 (US$105,255), respectively.

In January 2016, a third party (“Party C”) contributed RMB 23,000 to Hainan Yingli to acquire 0.90% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 23,000 plus 19% aggregate interest in 5 years.

Based on the above repurchase schedule, including principal, interest and penalty of RMB 233,135 (including RMB 112,524 past due) and RMB 350,604 (US$ 53,887) (including RMB 259,452 past due) have been recorded in“Payables to non-controlling interest holders”, RMB 763,393 and RMB 707,820 (US$108,790) have been recorded in “Long-term payables to noncontrolling interest holders” in the Consolidated Balance Sheets as of December 31, 2016 and 2017, respectively.